Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0000779227
Entity Registrant Name	Mifflinburg Bancorp, Inc.
Amendment Flag	false
Document Type	SP 15D2
Document Period End Date	Dec. 31, 2024